Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return 2013	(17.23%)
Annual Return 2014	(16.26%)
Annual Return 2015	(29.86%)
Annual Return 2016	19.60%
Annual Return 2017	30.48%
Annual Return 2018	(10.37%)
Annual Return 2019	40.56%
Annual Return 2020	(20.57%)
Annual Return 2021	(15.60%)
Annual Return 2022	1.37%